Note 18 - Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2015		December 31, 2014
Assets
Cash and cash equivalents	$722	$722	$402	$402
Restricted cash	$31	$31	$31	$31
Trade receivables, net	$4,303	$4,303	$3,342	$3,342
Other receivables	$1,947	$1,947	$2,083	$2,083
Liabilities
Accounts payable, trade	$15,149	$15,149	$14,210	$14,210
Current and Non Current portion of debt	$67,947	$23,110	$72,045	$36,888
Current and Non Current portion of Convertible Notes	$90,849	$90,849	$97,121	$97,121
Current and Non Current Capital lease obligations	$37,219	$30,645	$38,010	$38,010
Financial instruments carried at fair value	$10,067	$10,067	$39,300	$39,300

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
			Identical Assets	Inputs	Inputs
	Total Carrying amount	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Assets
Cash and cash equivalents	$402	$402	$402	$-	$-
Restricted cash	$31	$31	$31	$-	$-
Liabilities
Current and Non Current portion of debt	$72,045	$36,888	$-	$36,888	$-
Current and Non Current portion of Convertible Notes	$97,121	$97,121	$-	$97,121	$-
Current and Non Current Capital lease obligations	$38,010	$38,010	$-	$38,010	$-
Financial instruments carried at fair value	$39,300	$39,300	$-	$-	$39,300
December 31, 2015
Assets
Cash and cash equivalents	$722	$722	$722	$-	$-
Restricted cash	$31	$31	$31	$-	$-
Liabilities
Current and Non Current portion of debt	$67,947	$23,110	$-	$23,110	$-
Current and Non Current portion of Convertible Notes	$90,849	$90,849	$-	$90,849	$-
Current and Non Current Capital lease obligations	$37,219	$30,645	$-	$30,645	$-
Financial instruments carried at fair value	$10,067	$10,067	$-	$-	$10,067

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
		Notional Amount		Fair Value
	Termination Date for the	As of	As of	As of	As of
	remaining financial instruments	December 31,	December 31,	December 31,	December 31,
Financial Instruments	as of December 31, 2015	2015	2014	2015	2014
Vendors	From minimum January 2016 to indefinite	$5,007	$13,378	$5,007	$13,378
Convertible Note	February 24, 2016	220	6,330	220	6,290
Stock based compensation	n/a	-	15,440	-	15,440
Equity issuance related to VPP acquistion	December 9, 2018	4,507	4,281	4,505	4,192
Thalassa Holdings SA-Business Acquisition	November 24, 2016	335	-	335	-
		$10,069	$39,429	$10,067	$39,300